STREAMLINING OF TECHNOLOGY SYSTEMS AND CONSOLIDATION OF EUROPEAN OPERATIONS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Restructuring and Related Activities [Abstract]
Schedule of Restructuring Reserve by Type of Cost
A summary of the costs incurred, payments made and the related accruals is presented below.

	Three Months Ended March 31, 2016
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1,	$3,013	$564	$3,577
Charges incurred	201	1,888	2,089
Payments made	(831)	(1,706)	(2,537)
Accrual as of March 31,	$2,383	$746	$3,129

A summary of the costs incurred, payments made and the related accruals is presented below.

	December 31, 2015
	Severance	Professional Fees & Other	Total
	(In thousands)
Accrual as of January 1,	$795	$933	$1,728
Charges incurred	8,350	8,417	16,767
Payments made	(6,132)	(8,786)	(14,918)
Accrual as of December 31,	$3,013	$564	$3,577

Schedule of Restructuring Reserve by Costs in the Statement of Operations
The costs are allocated as follows in the accompanying consolidated and combined statement of operations:

	Three Months Ended March 31,
	2016	2015
	(In thousands)
Cost of revenue	$154	$668
Selling and marketing expense	96	390
General and administrative expense	721	1,644
Product development expense	1,118	601
Total	$2,089	$3,303

The costs are allocated as follows in the statement of operations:

Year Ended December 31, 2015
(In thousands)
Cost of revenue	$2,947
Selling and marketing expense	1,678
General and administrative expense	8,160
Product development expense	3,982
Total	$16,767